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December 6, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Fortis Series Fund, Inc.
      File No. 002-11387, 811-00558

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Fortis Series Fund, Inc., a Maryland corporation (the "Company"), certifies that:

     (1) the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of the Company, filed November 30, 2001; and

     (2) the text of the most recent amendment to the registration statement has been filed electronically.


                                      Sincerely,

                                      /s/ Scott R. Plummer
                                      -----------------------------------------
                                          Scott R. Plummer
                                          Vice President and Assistant Secretary